Condensed Consolidated Statement of Changes in Shareholders Deficit (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Sep. 30, 2009	$ 330,773	$ 38,839,342	$ (31,263,088)		$ 7,887,178
Balance (in shares) at Sep. 30, 2009	33,077,310
Increase (Decrease) in Stockholders' Equity
Compensation expense associated with stock options		155,611			155,611
Common stock issued upon option exercise	360	11,940			12,300
Common stock issued upon option exercise (in shares)	36,000
Common stock issued with promissory notes	1,618	71,170			72,788
Common stock issued with promissory notes (in shares)	161,750
Common stock issued for services rendered	250	12,250			12,500
Common stock issued for services rendered (in shares)	25,000
Balance at Sep. 30, 2010	333,001	39,090,313	(36,904,918)		2,518,396
Balance (in shares) at Sep. 30, 2010	33,300,060
Increase (Decrease) in Stockholders' Equity
Compensation expense associated with stock options		252,482			252,482
Common stock issued upon option exercise	2,497	66,903			69,400
Common stock issued upon option exercise (in shares)	249,555
Common stock issued with promissory notes	5,818	278,275			284,093
Common stock issued with promissory notes (in shares)	581,750
Common stock issued for services rendered	417	16,250			16,667
Common stock issued for services rendered (in shares)	41,668
Beneficial conversion discount on convertible notes payable		403,711			403,711
Value of warrants issued for financing		189,916			189,916
Balance at Sep. 30, 2011	361,730	40,297,850	(43,718,538)	(20,000)	(3,078,955)
Balance (in shares) at Sep. 30, 2011	36,173,033
Increase (Decrease) in Stockholders' Equity
Compensation expense associated with stock options		99,400			99,400
Common stock issued upon option exercise	222	(222)
Common stock issued upon option exercise (in shares)	22,222
Common stock issued with promissory notes	4,218	206,658			210,876
Common stock issued with promissory notes (in shares)	421,750
Common stock issued for services rendered	2,583	122,816			125,399
Common stock issued for services rendered (in shares)	258,288
Common stock issued upon convertible debt exercise	9,621	419,136			428,757
Common stock issued upon convertible debt exercise (in shares)	962,069
Common stock issued for convertible debt interest	1,601	93,291			94,892
Common stock issued for convertible debt interest (in shares)	160,132
Beneficial conversion discount on convertible notes payable		325,948			325,948
Value of warrants issued for financing		122,834			122,834
Return of collateral shares	(20,000)			20,000
Return of collateral shares (in shares)	(2,000,000)
Net loss			(2,253,090)		(2,253,090)
Balance at Mar. 31, 2012	$ 359,975	$ 41,687,714	$ (45,971,628)		$ (3,923,939)
Balance (in shares) at Mar. 31, 2012	35,997,494